GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Gross amount:
Beginning balance	$ 926	$ 906
Goodwill acquired during the year	690
Exchange difference	14	20
Ending balance	1,630	926
Accumulated impairment loss:
Beginning balance	(926)	(906)
Exchange difference	(14)	(20)
Ending balance	(940)	(926)
Goodwill, net	690
Ador
GOODWILL
Net working capital	44
Other intangible assets	$ 266